INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Inventories
Goods in transit	$ 6,024,201	$ 5,618,540
Supplies	19,286,246	22,546,093
Agricultural products	4,612,064	15,015,884
Inventories	87,611,269	125,929,768
Net of agricultural products	82,999,205	110,913,884
Inventory recognized as expense	1,548,000	587,000	$ 1,066,000
Seeds
Inventories
Inventories	5,317,730	5,967,231
Resale products
Inventories
Inventories	42,228,777	53,788,333
Manufactured products
Inventories
Inventories	13,648,705	26,081,250
Allowance for obsolescence
Inventories
Inventories	$ (3,506,454)	$ (3,087,563)